Consolidated Statements of Cash Flows (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (21,335,988)	$ (19,871,908)	$ (6,860,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,330	373
Common stock issued for services	8,714	3,766,918	1,330,849
Stock-based compensation	10,319,137	382,343	37,335
Amortization of debt discount	327,776	118,639
Amortization of deferred financing costs	78,724	69,546
Loss on change in fair value of derivative liabilities	7,954,970	12,877,675	3,688,353
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(89,983)	160,283	(182,708)
Accounts payable	565,779	(57,102)	32,299
Accrued expenses	4,287	315,704	369,927
Net cash used in operating activities	(2,164,254)	(2,237,529)	(1,583,975)
Cash flows from investing activities
Purchase of fixed assets	(3,673)	(8,871)
Net cash used in investing activities	(3,673)	(8,871)
Cash flows from financing activities
Proceeds from sale of Series A preferred stock and warrants		3,494,428	3,220,018
Proceeds from sale of common stock and warrants	22,229,321
Proceeds from sales of common and Class A Series A preferred stock, pursuant to Share Exchange	2,000,000
Payment of notes payable	(19,493)		(39,990)
Proceeds from subordinated promissory notes payable, net of financing costs		501,600	154,900
Net cash provided by financing activities	24,209,828	3,996,028	3,334,928
Net increase in cash	22,041,901	1,749,628	1,750,953
Cash at beginning of the period	3,522,450	1,772,822	21,869
Cash at end of the period	25,564,351	3,522,450	1,772,822
Cash paid during the period for:
Income taxes
Interest	1,103
Non-cash investing and financing transactions:
Conversion of Series A Preferred Stock and Subordinated Notes to common stock	900,000
Conversion of accrued interest to common stock	60,922
Note payable issued in connection with director and officer insurance policy	77,850
Fair value of derivative reclassified to additional paid-in-capital in connection with Share Exchange	6,804,625
Fair value of warrant derivatives issued with units offering	4,333,163
Beneficial conversion feature	186,727
Fair value of derivatives issued in connection with issuance of preferred stock		1,761,063	984,465
Fair value of derivative warrants issued to lenders in connection with issuance of subordinated promissory notes		83,363	26,325
Fair value of warrants issued in connection with deferred financing costs		41,681	13,089
Fair value of derivative warrants issued for offering costs in connection with the issuance of Series A preferred stock		248,655	79,615
Fair value of derivative issued to Wonpung for services			299,141
Exchange of loans and accrued interest for common stock from founder			1,222,321
Exchange of subordinated notes and accrued interest for Series A preferred stock			1,541,180
Cashless exercise of warrants for common stock			$ 54,143